UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 140.1%
Alabama - 2.0%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$100,000	$114,693
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	600,000	611,652
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	865,000	954,553
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	410,000	416,162
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	440,000	443,080
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	15,000	9,577
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	170,000	103,476
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	245,000	120,903
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	350,000	116,935
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	660,000	205,722
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	55,000	56,542
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	120,000	127,843
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	160,000	174,906
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	165,000	184,099
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	185,000	210,321
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	275,000	313,904
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	1,135,000	1,160,469
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	290,000	317,338
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	565,000	638,410

		$6,280,585
Alaska - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$705,000	$789,135

Arizona - 1.9%
Arizona Transportation Board Highway Rev., “A”, 5%, 7/01/36	$1,290,000	$1,501,766
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	345,000	367,870
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	850,000	910,622
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	530,000	555,954
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	270,000	309,512
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	430,000	498,400
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	675,000	676,931
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	625,000	631,219
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	225,000	247,518
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	170,000	186,675

		$5,886,467
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$60,000	$68,410
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	85,000	97,695
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	70,000	79,812
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	920,000	1,070,576
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	230,000	266,163

		$1,582,656
California - 14.6%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$125,000	$149,973
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	525,000	321,179
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,990,000	2,330,768
California Educational Facilities Authority Rev., 5%, 2/01/26	460,000	480,493
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	240,000	272,042
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	650,000	763,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	$1,295,000	$1,562,366
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	365,000	372,264
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,615,000	1,668,376
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/26	1,000,000	1,010,450
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	210,000	308,007
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	465,000	661,435
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	250,000	265,235
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	530,000	627,234
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	695,000	735,776
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	945,000	1,036,892
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	530,000	549,647
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,985,000	2,364,592
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	190,000	196,063
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	100,000	103,111
California State University Rev., “A”, 5%, 11/01/37	1,950,000	2,228,967
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	12,624	0
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	325,000	373,484
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	175,000	193,146
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	370,000	388,855
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	380,000	394,524
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	145,000	157,338
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	105,000	114,658
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	190,000	212,424
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	500,000	566,120
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	350,000	352,905
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	995,000	1,062,411
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	1,105,000	1,105,199
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	470,000	564,221
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 6/01/28	3,200,000	3,819,520
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	585,000	516,713
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	160,000	186,650
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	220,000	223,546
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	375,000	430,076
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	300,000	341,082
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	90,000	98,768
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	505,000	613,110
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	505,000	614,918
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	115,000	129,847
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	70,000	80,341
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	60,000	61,220
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	155,000	157,443
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	695,000	809,425
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	180,000	206,512
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	1,280,000	1,516,237
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	145,000	81,389
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,735,000	1,937,128
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation, AGM, 5%, 9/01/30	100,000	119,216
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	565,000	666,926
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	50,000	57,061
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	1,275,000	262,191

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	$1,215,000	$1,384,857
State of California, 5.25%, 10/01/28	660,000	799,247
State of California, 5.25%, 9/01/30	1,560,000	1,874,574
State of California, 5.25%, 4/01/35	1,285,000	1,536,063
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	1,750,000	2,093,263
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	195,000	196,480
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	810,000	936,741

		$45,244,449
Colorado - 6.0%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$500,000	$504,475
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	75,000	82,535
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	70,000	80,103
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	70,000	79,918
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	130,000	151,277
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	400,000	485,168
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	380,000	384,925
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	375,000	384,311
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	650,000	709,306
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	170,000	198,456
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	1,180,000	1,364,705
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	590,000	675,939
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/27	1,165,000	1,406,586
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	3,735,000	3,873,942
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	1,835,000	1,926,346
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	120,000	133,477
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	175,000	198,807
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	4,115,000	2,299,585
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	125,000	137,988
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	1,310,000	1,476,305
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	1,572,000	1,589,402
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	500,000	110,030
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	101,000	105,091
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	111,000	115,594

		$18,474,271
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$180,000	$194,580

District of Columbia - 0.2%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$200,000	$236,824
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	80,000	95,568
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	350,000	350,074

		$682,466
Florida - 9.4%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$165,000	$184,414
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	410,000	459,380
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	270,000	304,584
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	440,000	440,150
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 0% to 5/01/16, 6.9% to 5/01/36	100,000	105,500
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	440,000	277,094
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	210,000	210,452
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	145,000	153,829
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	70,000	74,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	$105,000	$112,173
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	1,055,000	1,173,086
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	605,000	618,715
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	600,000	676,440
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	935,000	1,091,538
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	40,000	40,059
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	615,000	721,567
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	245,000	283,693
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,285,000	1,517,315
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	295,000	304,543
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	615,000	632,749
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “ A”, 6%, 9/15/40	380,000	399,357
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “ A”, 7.625%, 6/15/41	875,000	978,128
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	560,000	598,354
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	660,000	485,443
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	310,000	359,116
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	270,000	312,285
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	380,000	438,474
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/40	1,550,000	1,780,067
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	355,000	285,949
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	530,000	539,514
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	540,000	574,798
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	1,580,000	1,964,698
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	200,000	218,484
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	115,000	124,352
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	108,132
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	445,000	221,232
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	905,000	914,095
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	275,000	317,647
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	540,000	551,027
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	265,000	306,308
Paseo Community Development District, FL, “B”, 4.875%, 5/01/10 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	375,000	172,620
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	40,000	40,737
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	640,000	647,283
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	105,000	105,888
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	515,000	550,092
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	255,000	289,904
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	385,000	438,211
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	1,565,000	1,804,961
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/10 (d)	165,000	99,000
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	35,000	40,457
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	35,000	39,971
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	70,000	79,626
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	215,000	242,729
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 12/01/20	2,995,000	3,008,178
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	585,000	596,759
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	210,000	115,527
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	90,000	86,028

		$29,216,952
Georgia - 4.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$185,000	$206,913
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	185,000	205,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	$815,000	$830,281
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	470,000	475,523
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	710,000	871,731
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	555,000	697,818
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	280,000	286,098
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	1,150,000	1,285,436
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	1,100,000	1,322,332
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	270,000	320,771
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	910,000	1,081,116
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	40,000	47,522
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	1,965,000	2,332,887
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	1,775,000	2,095,920
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	285,000	352,585
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/27	1,000,000	1,027,130
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	215,000	218,625
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	515,000	550,473
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	640,000	659,424

		$14,867,907
Guam - 0.5%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$620,000	$703,638
Guam Government, “A”, 7%, 11/15/39	170,000	200,770
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	45,000	47,887
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	80,000	87,740
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/20	80,000	93,001
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/21	235,000	275,467

		$1,408,503
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$133,909
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	275,000	348,112
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	750,000	877,680
State of Hawaii, “DZ”, 5%, 12/01/31	335,000	399,926

		$1,759,627
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$405,000	$409,520
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	285,000	287,916

		$697,436
Illinois - 7.4%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	$1,260,000	$1,476,455
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	135,000	158,973
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	70,000	82,321
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	270,000	317,261
Chicago, IL, O’Hare International Airport Rev., General Airport Sr. Lien, “A”, 5%, 1/01/22	2,880,000	3,421,354
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	275,000	322,242
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	550,000	644,105
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	105,000	122,822
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	305,000	308,105
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27 (Prerefunded 5/15/20)	300,000	375,735
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27	550,000	606,584
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	500,000	543,320
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	390,000	402,659
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	800,000	835,432

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	$485,000	$503,372
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	1,270,000	1,270,699
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	475,000	506,578
Illinois Finance Authority Rev. (Lutheran Home and Services Obligated Group), 5.5%, 5/15/27	55,000	60,061
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	520,000	528,356
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	945,000	1,194,811
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	360,000	432,400
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	905,000	1,015,030
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	940,000	1,113,515
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	220,000	223,804
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	360,000	363,899
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	343,000	3
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 5/15/50 (a)(d)	147,000	1
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	415,000	486,467
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	1,215,000	1,430,334
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	880,000	1,052,823
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	2,645,000	3,167,678

		$22,967,199
Indiana - 3.9%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$440,000	$498,441
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	535,000	623,104
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	370,000	416,553
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	560,000	625,666
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	740,000	780,471
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	185,000	198,316
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	300,000	330,723
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	820,000	900,844
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	240,000	262,752
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	790,000	863,691
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	300,000	322,995
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,000,000	1,029,610
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	1,860,000	1,973,479
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	435,000	441,577
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	170,000	183,575
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	615,000	761,757
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	1,475,000	1,838,057

		$12,051,611
Iowa - 1.4%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$390,000	$417,772
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	420,000	446,783
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	800,000	828,248
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	250,000	268,975
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	250,000	269,430
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	25,000	26,807
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	500,000	536,545
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	1,635,000	1,554,329

		$4,348,889
Kansas - 0.8%
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	$315,000	$324,478
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	345,000	394,114
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	100,000	102,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	$592,000	$604,189
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	40,000	40,746
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	120,000	121,964
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	30,000	31,718
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	465,000	513,067
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	85,000	85,100
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	360,000	416,664

		$2,634,415
Kentucky - 1.1%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$570,000	$657,769
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	330,000	343,114
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	200,000	209,260
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	250,000	287,580
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	200,000	230,996
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	1,095,000	1,286,548
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	400,000	464,036

		$3,479,303
Louisiana - 2.6%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$595,000	$707,515
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	375,000	443,588
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	1,000,000	1,149,520
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	610,000	732,628
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	470,000	481,971
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	370,000	375,994
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	1,100,000	1,151,150
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	1,115,000	1,222,085
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	455,000	524,196
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	1,165,000	1,280,452

		$8,069,099
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$705,000	$727,828

Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$265,000	$285,029
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	715,000	781,945
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	195,000	216,150
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	475,000	547,566
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	150,000	152,156

		$1,982,846
Massachusetts - 10.5%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$460,000	$545,836
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	125,000	118,049
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	1,270,000	1,332,903
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/35	620,000	620,676
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	239,410	234,275
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	59,939	58,314
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	15,996	13,913
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	79,566	493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	$175,000	$188,843
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	275,000	296,923
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	110,000	136,736
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	915,000	947,693
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	1,785,000	1,859,060
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	165,000	198,469
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	540,000	570,472
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 7/01/38 (u)	20,000,000	22,131,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	220,000	231,565
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	315,000	331,298
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	1,370,000	1,626,272
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	885,000	1,015,015
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	65,000	73,496
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	65,000	74,005

		$32,605,306
Michigan - 3.7%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,845,000	$2,227,432
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	1,120,000	1,233,232
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	185,000	192,385
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	25,000	25,859
Michigan Finance Authority, Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	320,000	374,307
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	2,000,000	2,298,560
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	1,060,000	1,163,880
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	1,215,000	1,398,635
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	1,595,000	2,014,214
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	65,000	74,097
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	75,000	88,041
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	55,000	62,106
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	160,000	180,245

		$11,332,993
Minnesota - 0.1%
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	$120,000	$139,176
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	240,000	276,787

		$415,963
Mississippi - 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/22	$2,000,000	$2,573,320
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	195,000	225,662
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37 (d)(q)	1,080,000	772,438

		$3,571,420
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	$665,000	$738,749
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	170,000	187,065

		$925,814
National - 0.7%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$2,000,000	$2,310,580

Nebraska - 0.8%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$635,000	$730,098
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	165,000	172,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nebraska - continued
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18	$1,520,000	$1,586,834

		$2,489,204
New Hampshire - 0.5%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$1,110,000	$1,282,427
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), FRN, 4%, 4/01/29 (Put Date 10/01/19)	130,000	132,100

		$1,414,527
New Jersey - 6.9%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$430,000	$434,610
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,840,000	2,284,305
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	80,000	84,170
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	155,000	163,866
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	715,000	732,753
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	420,000	472,000
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	70,000	82,703
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	70,000	79,418
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	210,000	237,905
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,205,000	1,277,252
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	910,000	994,748
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	910,000	985,930
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	250,000	277,208
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	225,000	252,200
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	1,065,000	1,361,666
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	590,000	659,903
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	5,355,000	5,379,205
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,025,000	2,387,754
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	2,190,000	1,764,155
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	5,485,000	1,333,678
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	75,000	17,565

		$21,262,994
New Mexico - 0.8%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$1,840,000	$2,075,097
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	75,000	75,818
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	440,000	430,311

		$2,581,226
New York - 11.6%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$230,000	$275,262
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	365,000	366,413
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	375,000	383,588
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	430,000	464,912
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	1,060,000	1,116,890
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	710,000	758,223
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	620,000	728,940
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,670,000	1,961,215
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/37	370,000	443,708
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	1,345,000	1,558,061
New York Environmental Facilities, “C”, 5%, 5/15/41	1,860,000	2,137,270
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	1,140,000	1,219,150
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	845,000	953,659
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	530,000	650,019
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	1,065,000	1,216,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	$1,440,000	$1,711,339
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	514,262	526,702
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 8/01/25	5,485,000	6,011,725
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,025,000	1,118,511
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	310,000	315,379
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 7/01/17	390,000	390,261
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	3,900,000	4,566,939
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	1,825,000	1,907,873
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	65,000	71,159
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	70,000	76,355
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	495,000	513,607
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	265,000	286,688
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	150,000	171,738
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	260,000	304,145
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	485,000	578,081
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	550,000	653,912
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	775,000	813,448
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	455,000	462,881
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	1,330,000	1,326,622

		$36,041,459
North Carolina - 0.1%
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	$195,000	$230,166

Ohio - 5.7%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/42	$560,000	$645,714
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	350,000	386,397
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,935,000	1,675,130
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	1,580,000	1,346,286
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	1,275,000	1,083,559
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	4,400,000	4,051,036
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	260,000	307,603
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	235,000	275,921
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	125,000	128,319
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/35	700,000	740,285
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 5/15/24	1,130,000	1,130,373
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	1,520,000	1,747,848
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	450,000	476,550
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	220,000	229,460
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	450,000	468,878
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	1,125,000	1,225,789
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	595,000	644,230
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	85,000	98,085
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	120,000	120,348
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	815,000	822,816

		$17,604,627
Oklahoma - 1.6%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$520,000	$617,646
Grand River Dam Authority Rev., OK, “A”, 5%, 6/01/39	450,000	534,483
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	300,000	313,902
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	175,000	182,828
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	1,395,000	1,443,713
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	595,000	623,268
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	345,000	375,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	$920,000	$988,595

		$5,079,671
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$150,000	$165,384
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	190,000	214,727
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.4%, 10/01/44	160,000	172,533
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.5%, 10/01/49	210,000	225,803

		$778,447
Pennsylvania - 5.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$160,000	$179,272
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	685,000	760,001
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	170,000	174,393
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	225,000	229,010
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	150,000	155,564
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	265,000	293,172
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	65,000	70,643
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	250,000	282,633
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	740,000	775,572
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	1,360,000	1,526,722
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	650,000	719,654
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	65,000	70,164
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	40,000	42,950
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	660,000	765,006
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	2,195,000	2,553,817
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,850,000	712,861
Luzerne County, PA, AGM, 6.75%, 11/01/23	820,000	1,004,139
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	1,255,000	1,311,136
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	565,000	624,455
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	100,000	101,858
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	645,000	718,949
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	155,000	170,128
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	295,000	334,291
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	445,000	458,964
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	755,000	780,972
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	155,000	174,085
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	270,000	310,727
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	100,000	111,450
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	290,000	326,102
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	260,000	304,587

		$16,043,277
Puerto Rico - 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$115,000	$114,706
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	15,000	16,345
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	55,000	56,278
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	125,000	128,484
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	30,000	31,388
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	25,000	26,091
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	10,000	10,238
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	10,000	9,992

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	$25,000	$25,395
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	45,000	45,509
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	820,000	800,230
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	90,000	90,031
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	60,000	59,580
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	30,000	27,704
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	100,000	94,948
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	120,000	111,822
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	195,000	168,864
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	61,982
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	110,000	87,943
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	70,000	55,657
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	35,000	27,332
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	1,210,000	901,486

		$2,952,005
South Carolina - 1.8%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	$880,000	$1,109,117
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	95,000	96,133
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	445,000	450,714
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	905,000	995,781
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	367,169	350,162
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	241,869	219,777
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	157,358	9,284
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	143,608	8,473
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	105,000	109,152
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	525,000	609,819
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	1,300,000	1,510,028

		$5,468,440
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$420,000	$499,153

Tennessee - 7.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$195,000	$218,981
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	1,710,000	1,972,861
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	750,000	750,045
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	365,000	423,145
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	380,000	397,077
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 11/15/40 (u)	12,500,000	14,186,625
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	1,115,000	1,173,426
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	510,000	603,687
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	80,000	95,817

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	$560,000	$674,117
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	905,000	1,096,109
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	450,000	531,113

		$22,123,003
Texas - 10.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$215,000	$229,624
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	170,000	179,925
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	330,000	342,893
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	290,000	295,942
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (d)(q)	3,400,000	34
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	2,000,000	2,248,060
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	75,000	80,868
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	2,150,000	2,196,010
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	170,000	207,745
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	130,000	148,764
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	365,000	398,733
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	275,000	335,596
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	570,000	669,687
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	350,000	412,517
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	720,000	824,270
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	1,515,000	1,707,784
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	245,000	265,521
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	440,000	462,176
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	735,000	793,954
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	224,775	2
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	1,205,000	392,517
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	510,000	572,281
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	610,000	757,022
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	30,000	35,112
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	30,000	34,974
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	75,000	87,434
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	125,000	40,624
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/42	250,000	77,248
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/43	315,000	92,219
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/44	315,000	87,649
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/45	315,000	83,110
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	315,000	78,873
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	265,000	310,842
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	470,000	554,830
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	235,000	235,837
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	700,000	769,678
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	1,455,000	1,584,902
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	325,000	352,255
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	250,000	284,815
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	90,000	91,244
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	365,000	419,188
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	110,000	121,134
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	525,000	609,677
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	275,000	304,054
North Texas Tollway Authority Rev., 6%, 1/01/38	1,505,000	1,786,751
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,110,000	1,312,009
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	1,920,000	1,924,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	$195,000	$224,841
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	360,000	417,391
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	265,000	311,529
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	45,000	45,264
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46 (a)(d)	253,000	151,800
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53 (a)(d)	22,000	13,200
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46 (a)(d)	43,000	25,800
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	955,000	523,073
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	965,000	474,298
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	115,000	129,013
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	100,000	101,798
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	780,000	875,893
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	1,500,000	1,500,870
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	110,000	120,685
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	60,000	65,123
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	345,000	356,564
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	240,000	269,498
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	280,000	353,195
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	225,000	277,315
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	245,000	290,999
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	370,000	435,642
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	460,000	466,771

		$32,231,132
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$395,000	$456,276

Utah - 1.4%
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.113%, 5/15/20 (p)	$600,000	$606,600
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	770,000	869,669
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	830,000	1,018,418
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	495,000	499,896
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	1,255,000	1,297,118

		$4,291,701
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$15,000	$17,679
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	235,000	242,306
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	30,000	34,387
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	335,000	343,392

		$637,764
Virginia - 2.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$790,000	$835,899
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)(d)	196,784	7,869

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	$130,000	$131,413
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	315,000	328,202
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	2,630,000	3,305,437
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	765,000	894,767
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	1,225,000	1,358,501
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/19 (a)(d)	1,798,697	18
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	673,309	7

		$6,862,113
Washington - 4.4%
King County, WA, Sewer Rev., 5%, 1/01/40	$2,750,000	$3,161,813
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,500,000	1,771,290
State of Washington, “R”, 5%, 7/01/22	4,540,000	5,619,476
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood), GNMA, 5%, 5/20/25	55,000	55,111
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 11/20/37	55,000	55,051
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	1,400,000	1,547,826
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	540,000	603,904
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	775,000	775,488

		$13,589,959
West Virginia - 0.4%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$235,000	$243,899
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	905,000	954,567

		$1,198,466
Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$320,000	$371,837
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	95,000	108,839
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	1,135,000	1,185,065
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	260,000	272,056
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	240,000	254,330
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	225,000	239,625
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	180,000	194,371
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	160,000	162,206
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	270,000	304,525
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	325,000	362,772
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	2,560,000	2,755,200

		$6,210,826
Total Municipal Bonds		$434,554,736

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	3,434,686	$3,434,686
Total Investments		$437,989,422

Other Assets, Less Liabilities - (4.5)%		(14,072,502)

ARPS, at liquidation value (issued by the fund) - (2.3)%		(7,275,000)

VMTPS, at liquidation value (issued by the fund) - (34.3)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$310,166,920

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,658,179 representing 1.5% of net assets applicable to common shares.

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 1/31/15

Futures Contracts Outstanding at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$12,102,500	March - 2015	$(842,780)

At January 31, 2015, the fund had cash collateral of $208,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$434,554,736	$—	$434,554,736
Mutual Funds	3,434,686	—	—	3,434,686
Total Investments	$3,434,686	$434,554,736	$—	$437,989,422

Other Financial Instruments
Futures Contracts	$(842,780)	$—	$—	$(842,780)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$384,956,247
Gross unrealized appreciation	43,148,880
Gross unrealized depreciation	(6,365,705)
Net unrealized appreciation (depreciation)	$36,783,175

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,518,260	17,235,507	(16,319,081)	3,434,686

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$853	$3,434,686

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.